Accounting policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Threshold percentage for recognizing actuarial gains and losses (in hundredths)	10.00%
Overhauls of drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	30 years	30 years
Period within which management is actively committed to a probable sale of assets classified as held for sale	1 year
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Restricted Stock Units (RSUs)
Property, Plant and Equipment [Line Items]
Vesting period	3 years
New Accounting Pronouncement, Early Adoption, Effect | Current Portion of Long-term Debt
Property, Plant and Equipment [Line Items]
Debt issuance costs	$ 37	$ 42
New Accounting Pronouncement, Early Adoption, Effect | Long-term Debt
Property, Plant and Equipment [Line Items]
Debt issuance costs	81	103
New Accounting Pronouncement, Early Adoption, Effect | Other Current Assets
Property, Plant and Equipment [Line Items]
Debt issuance costs	(37)	(42)
New Accounting Pronouncement, Early Adoption, Effect | Other Noncurrent Assets
Property, Plant and Equipment [Line Items]
Debt issuance costs	$ (81)	$ (103)